Loans Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Group B	$ 13,782,719	$ 7,813,034
Group A	683,098,754	585,180,366
Total loans	709,355,330	606,988,937
Group C	12,473,857	13,995,537
Commercial Real Estate [Member]
Group B	12,784,078	4,517,811
Group A	261,932,833	233,702,063
Total loans	280,544,550	246,282,726
Group C	5,827,639	8,062,852
Residential real estate - 1st lien [Member]
Group B	0	0
Group A	167,478,918	154,770,678
Total loans	170,507,263	158,337,296
Group C	3,028,345	3,566,618
Commercial and industrial [Member]
Group B	998,641	3,295,223
Group A	156,748,590	93,774,871
Total loans	161,067,501	98,930,831
Group C	3,320,270	1,860,737
Municipal [Member]
Group B	0	0
Group A	54,807,367	55,817,206
Total loans	54,807,367	55,817,206
Group C	0	0
Residential real estate - Jr lien [Member]
Group B	0	0
Group A	37,850,056	42,725,543
Total loans	38,147,659	43,230,873
Group C	297,603	505,330
Consumer [Member]
Group B	0	0
Group A	4,280,990	4,390,005
Total loans	4,280,990	4,390,005
Group C	$ 0	$ 0